Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of operating leases in consolidated balance sheet

	December 31,	December 31,
	2023	2023
	RMB	US$
ASSETS
Operating lease right-of-use assets	10,238	1,442
Less: impairment	(4,532)	(638)
Operating lease right-of-use assets, net	5,706	804
LIABILITIES
Short-term operating lease liabilities	(4,090)	(576)
Long-term operating lease liabilities	(6,099)	(859)

Summary of maturities of operating lease liabilities

	December 31,	December 31,
	2023	2023
	RMB	US$
2024	4,447	626
2025	3,179	448
2026	3,179	448
2027	—	—
2028	—	—
Total lease payments	10,805	1,522
Less: imputed interest	(616)	(87)
Total	10,189	1,435
Current portion	(4,090)	(576)
Non-current portion	(6,099)	(859)